Level 4 Retirement and Benefit Plans (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost [Abstract]
Service cost	$ 671,000		$ 1,182,000		$ 1,342,000	$ 2,351,000	$ 4,762,000	$ 5,112,000	$ 4,931,000
Interest cost	4,650,000		4,824,000		9,292,000	9,667,000	19,234,000	20,484,000	20,258,000
Expected return on plan assets	(4,916,000)		(4,847,000)		(9,782,000)	(9,691,000)	(19,390,000)	(17,910,000)	(18,474,000)
Amortization of actuarial loss	2,281,000		1,958,000		4,537,000	3,984,000	7,632,000	2,703,000	556,000
Amortization of prior service costs	22,000		42,000		45,000	83,000	165,000	175,000	178,000
Net periodic benefit cost	2,708,000		3,159,000		5,434,000	6,394,000	12,653,000	11,368,000	7,449,000
Pension contributions [Abstract]
Pension contributions		9,300,000			9,970,000	7,874,000	8,486,000	13,621,000	3,873,000
Estimated remaining 2013 contributions				$ 1,000,000